MET INVESTORS SERIES TRUST



                        Supplement dated October 9, 2001
                       to the Prospectus dated May 1, 2001




  This Supplement updates certain information contained in the above-dated Prospectus. Unless indicated otherwise, this Supplement does not supersede the Prospectus dated May 1, 2001 or any prior supplements. This Supplement describes three (3) Portfolios offered by Met Investors Series Trust and the Class B shares offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives. This Supplement contains information you should know before investing. Please read this Supplement and the Prospectus dated May 1, 2001 carefully before investing and keep them for future reference.



                                   Portfolios


                        Met/AIM Mid Cap Equity Portfolio
                       Met/AIM Small Cap Growth Portfolio
           State Street Research Concentrated International Portfolio

















     Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this

Supplement.   Any   representation  to  the  contrary  is  a  criminal  offense.
===========

                                Table of Contents

                                                                           Page



  INTRODUCTION................................................................3
           Understanding the Trust.............................................3
           Understanding the Portfolios........................................3

  THE PORTFOLIOS...............................................................5
           INVESTMENT SUMMARY..................................................5
                   Met/AIM Mid Cap Equity Portfolio............................7
                   Met/AIM Small Cap Growth Portfolio..........................9
                   State Street Research Concentrated International Portfolio.11
           PRIMARY RISKS OF INVESTING IN THE PORTFOLIOS.......................14
           ADDITIONAL INVESTMENT STRATEGIES...................................17
           MANAGEMENT.........................................................27

                   The Manager................................................27
                   The Advisers...............................................28
                   Distribution Plans.........................................32
                   =============================================================
  YOUR INVESTMENT............................................................33
                                                                              =
           Shareholder Information...........................................33
                                                                              =
           Dividends, Distributions and Taxes................................33
                                                                              =
           Sales and Purchases of Shares.....................................33
                                                                              =

  FOR MORE INFORMATION.......................................................33
                                                                             =

  INTRODUCTION

           Understanding the Trust


           Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of twenty-six managed investment portfolios or mutual funds, only three of which are offered through this Supplement (the "Portfolios"). Each of the three Portfolios described in this Supplement has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Supplement for specific information on each Portfolio.


  Investing Through a Variable Insurance Contract

           Class B shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts ("Contracts").

           As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.


           A particular Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contract shows the Portfolios available to you. Please read this Supplement carefully before selecting a Portfolio. It provides information to assist you in your decision and should be read in conjunction with the Trust's Prospectus dated May 1, 2001 which accompanies this Supplement (the "Prospectus"). If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of the Prospectus. The SAI is incorporated by reference into this Supplement.

           Each of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same investment advisers. The Portfolios in this Supplement are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolios, different fees, and different asset sizes.


  [SIDE BAR:


           Please see the Contract prospectus that accompanies this Supplement for a detailed explanation of your Contract.]


           Understanding the Portfolios

           After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks and past performance.





Before you choose a Portfolio, please consider...
                                                                                                                         Higher
                                                                                                                        Risk/Reward

                                                                                   Met/AIM Small Cap Growth Portfolio





All of the Portfolios involve risk, but there is also the
potential  for  reward.  You can  lose  money - and you can  make                  State  Street Research Concentrated
money. The Portfolios are structured so that each offers a                                      International Portfolio
different degree of risk and reward than others.

Notice the scale at the right.  It covers, in the opinion of the

Portfolios'  Manager,  the full  spectrum of risk/ reward of the                   Met/AIM Mid Cap Equity Portfolio
Portfolios  described in this Supplement.  Please note that the scale is for  illustration  purposes only and is not meant to convey the precise degree of difference in risk/reward among the Portfolios.

What risk/reward level is for you? Ask yourself the following:

How well do I handle fluctuations in my account value? The higher a Portfolio is on the risk/ reward spectrum, the more its price is likely to move up and down on a day to day basis. If this makes you uncomfortable, you may prefer an investment at the lower end of the scale that may not fluctuate in price as much.

Am I looking for a higher rate of return? Generally, the higher the potential return, the higher the risk. If you find the potential to make money is worth the possibility of losing more, then a Portfolio at the higher end of the spectrum may be right for you.


A final note: These Portfolios are designed for long-term investment.



                                                                                                                         Lower
                                                                                                                         Risk/Reward


  THE PORTFOLIOS

           INVESTMENT SUMMARY

  Each Portfolio's summary discusses the following :

o        Investment Objective

                   What is the Portfolio's investment goal?

o        Principal Investment Strategy

                   How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

o        Primary Risks

                   What are the specific risks of investing in the Portfolio?

o        Past Performance

                   How well has the Portfolio performed over time?


           [SIDE BAR: Each Portfolio in this Supplement is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.

           In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this section of the Supplement. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Supplement.


           [SIDE BAR: A Portfolio's Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

           Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments.

           The SAI provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of its Adviser.

  A NOTE ON FEES

           As an investor in any of the Portfolios, you will incur various operating costs, including management expenses. You also will incur fees associated with the Contracts which you purchase. Detailed information about the cost of investing in a Portfolio is presented in the "Policy Fee Table" section of the accompanying prospectus for the Contracts through which Portfolio shares are offered to you.

           The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

  [Left Side:]

                        Met/AIM Mid Cap Equity Portfolio


  Investment Objective:

           Long-term growth of capital.

  Principal Investment Strategy:

           The Portfolio seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations within the range of market capitalizations of companies included in the Russell Midcap Index.

     The Portfolio may invest up to 35% of its total assets in equity securities of other U.S. issuers or in U.S. government securities. The Portfolio may also invest up to 25% of its total assets in foreign securities.

           In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets.

  [Right side:]

  Primary Risks:

           The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 14, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

           Interest rate risk

           Foreign investment risk

           Market capitalization risk

           Investment style risk


  Past Performance:

           The Portfolio commenced operations on October 9, 2001. No performance information is currently available. For information on an affiliate of A I M Capital Management, Inc.'s prior performance with a comparable fund, see page 29.

  [SIDE BAR:

           Portfolio Management:

o A I M Capital Management, Inc.

                   see page 29]

  [Left Side:]

                       Met/AIM Small Cap Growth Portfolio


  Investment Objective:

           Long-term growth of capital.

  Principal Investment Strategy:

           The Portfolio seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations less than that of the largest company in the Russell 2000 Index.

           The Portfolio may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations greater than that of the largest company in the Russell 2000 Index. The Portfolio may also invest up to 25% of its total assets in foreign securities.

           In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Portfolio, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings.

  [Right side:]

  Primary Risks:

           The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 14, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

           Market capitalization risk

           Investment style risk

o        Foreign investment risk

  Past Performance:

           The Portfolio commenced operations on October 9, 2001. No performance information is currently available. For information on an affiliate of A I M Capital Management, Inc.'s prior performance with a comparable fund, see page 31.

  [SIDE BAR:

           Portfolio Management:

o A I M Capital Management, Inc.

                   see page 29]

  [Left Side:]

           State Street Research Concentrated International Portfolio

  Investment Objective:

           The Portfolio seeks long-term growth of capital.

  Principal Investment Strategy:

           Under normal market conditions, the Portfolio invests at least 65% of total assets in a limited number of foreign stocks and other securities, including common and preferred stocks, convertible securities, warrants and depositary receipts. These investments generally include companies established outside the U.S., and the Portfolio expects to invest in a mix of developed and emerging markets. The Portfolio is non-diversified which means that it intends to concentrate its investments in a smaller number of companies than many other funds. The Portfolio presently expects to invest in approximately 25 to 35 companies, although the number of holdings may vary.

           In selecting individual stocks, the Adviser applies elements of growth investing and value investing to international markets. It looks for companies of any size, including emerging growth companies, that appear to offer the potential for above-average growth or to be undervalued. The Adviser looks for investments which have the potential to outperform the MSCI EAFE (Europe, Australasia, Far East) Index. The Adviser may also consider companies in emerging markets which are not included in the Index. The Adviser uses research to identify attractive companies, examining such features as a firm's financial condition, business prospects, competitive position and business strategy. The Adviser also looks for good current or prospective earnings and strong management teams. At any given time, the Adviser may emphasize a particular region of the world, industry or company size. The Adviser reserves the right to invest in securities and instruments of U.S. issuers. To hedge its positions in foreign securities or to enhance returns, the Portfolio may buy and sell foreign currencies and engage in foreign currency options and futures transactions.

           [SIDE BAR: International investing focuses on foreign companies and economies. An international fund looks for investments that appear attractive based on an assessment of not only the business prospects of a company, but also an assessment of the local and related foreign economies that affect the company. The economic analysis can become complex because of the interrelationships of different economies. In addition, the fiscal and monetary policies, interest rate structure, currency exchange rates, and other country specific factors must be taken into account. ]

  [Right side:]

  Primary Risks:

           The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 14, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

           Foreign investment risk

           Market capitalization risk

           Investment style risk

           Because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event effecting those issuers than is a diversified portfolio.

           In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

           Finally, the Portfolio's investments in derivatives such as foreign currency futures contracts and call and put options on foreign currency futures contracts and on foreign currencies can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty who may fail to perform its obligations to the Portfolio. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivatives may not correlate perfectly with the relevant assets, rates and indices. For example, although a forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver, it increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income.

  Past Performance:

           The Portfolio commenced operations on October 9, 2001. No performance information is currently available.

  [SIDE BAR:

           Portfolio Management:

o        State Street Research & Management Company


                   see page 31]
                             ==

           PRIMARY RISKS OF INVESTING IN THE PORTFOLIOS

           One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from meeting its objective, which are not described here.

  Market Risk

           A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

           Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.

  Interest Rate Risk

           The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

           Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

  Credit Risk

           The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

  Foreign Investment Risk

           Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

           Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

           Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          Foreign  markets  may be less  liquid  and  more  volatile  than  U.S.
               markets.

           Foreign securities  often  trade in  currencies  other  than the U.S.
                   dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

           Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

  Market Capitalization Risk

           Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

  Investment Style Risk

           Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

           ADDITIONAL INVESTMENT STRATEGIES


           In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio, as indicated, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if a Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its Adviser currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.) The Portfolios are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Supplement.

---------------------------------- ---------- ----------- -----------
                                   Met/AIM    Met/AIM     State
                                   Mid Cap    Small Cap   Street
                                    Equity      Growth    Research
                                                          Concentrated
                                                          International
---------------------------------- ---------- ----------- -----------
---------------------------------- ---------- ----------- -----------
Brady Bonds                                                   X
---------------------------------- ---------- ----------- -----------
---------------------------------- ---------- ----------- -----------
Convertible Securities                                        X
---------------------------------- ---------- ----------- -----------
---------------------------------- ---------- ----------- -----------
Depositary Receipts                                           X
                                   ---------- ----------- -----------
---------------------------------- ---------- ----------- -----------
Derivatives:
Options                                                       X
Futures                                                       X
---------------------------------- ---------- ----------- -----------
Direct Participation in                                       X
Corporate Loans
---------------------------------- ---------- ----------- -----------
---------------------------------- ---------- ----------- -----------
Foreign Currency Transactions                                 X
---------------------------------- ---------- ----------- -----------
---------------------------------- ---------- ----------- -----------
Foreign Debt Securities                                       X
---------------------------------- ---------- ----------- -----------
---------------------------------- ---------- ----------- -----------
Foreign Equity Securities                                     X
---------------------------------- ---------- ----------- -----------
---------------------------------- ---------- ----------- -----------
Forward Commitments, When-Issued                              X
and Delayed Delivery Securities

---------------------------------- ---------- ----------- -----------
---------------------------------- ---------- ----------- -----------
High Quality Short-term Debt           X          X           X
Obligations including Bankers'
Acceptances, Commercial Paper,
Certificates of Deposit and
Eurodollar Obligations issued or
guaranteed by Bank Holding
Companies in the U.S., their
Subsidiaries and Foreign
Branches or of the World Bank;
Variable Amount Master Demand
Notes and Variable Rate Notes
issued by U.S. and Foreign
Corporations

---------------------------------- ---------- ----------- -----------
---------------------------------- ---------- ----------- -----------
Hybrid Instruments                                            X
---------------------------------- ---------- ----------- -----------
---------------------------------- ---------- ----------- -----------
Illiquid  and Restricted                                      X
Securities
---------------------------------- ---------- ----------- -----------
---------------------------------- ---------- ----------- -----------
Indexed Securities                                            X
---------------------------------- ---------- ----------- -----------
---------------------------------- ---------- ----------- -----------
Investment Grade Debt Securities                              X

---------------------------------- ---------- ----------- -----------
---------------------------------- ---------- ----------- -----------
Investments in Other Investment                               X
Companies including Passive
Foreign Investment Companies

---------------------------------- ---------- ----------- -----------
---------------------------------- ---------- ----------- -----------
Non-mortgage Asset-backed                                     X
Securities

---------------------------------- ---------- ----------- -----------
---------------------------------- ---------- ----------- -----------
Preferred Stocks                                              X
---------------------------------- ---------- ----------- -----------
---------------------------------- ---------- ----------- -----------
Real Estate Investment Trusts          X          X           X
---------------------------------- ---------- ----------- -----------
---------------------------------- ---------- ----------- -----------
Repurchase Agreements                                         X
---------------------------------- ---------- ----------- -----------
---------------------------------- ---------- ----------- -----------
Reverse Repurchase Agreements                                 X
---------------------------------- ---------- ----------- -----------
---------------------------------- ---------- ----------- -----------
Rights and Warrants                                           X
---------------------------------- ---------- ----------- -----------
---------------------------------- ---------- ----------- -----------
U.S. Government Securities             X          X           X
---------------------------------- ---------- ----------- -----------

           Brady Bonds. Brady Bonds are collateralized or uncollaterized fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady Bonds have been issued only recently and, accordingly do not have a long payment history. These securities are subject to credit risk and interest rate risk as described in "Primary Risks of Investing in the Portfolios" above.

           Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

           Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

           Depositary Receipts. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

           These instruments are subject to market risk and foreign investment risk.

           Derivatives. Derivatives are used to limit risk in a Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

           Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

           Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

           Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

           Derivatives may be used to hedge against an opposite position that a Portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the Portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.

           Derivatives may also be used to maintain a Portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by a Portfolio that invests in foreign securities.

           Direct Participation in Corporate Loans. By purchasing a loan, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

           The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

           Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

           These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

           Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

     Foreign Debt Securities. Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

           Foreign debt securities are subject to foreign investment risk, credit risk and interest rate risk. Securities in developing countries are also subject to the additional risks associated with emerging markets.

           Foreign Equity Securities. Foreign equity securities are subject to foreign investment risk in addition to the risks applicable to domestic equity securities, such as market risk.

           Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

     High Quality Short-term Debt Obligations including Bankers' Acceptances, Commercial Paper, Certificates of Deposit and Eurodollar Obligations issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.


           Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

     Eurodollar obligations are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions.

           Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

           These instruments are subject to credit risk, interest rate risk and foreign investment risk.

           Hybrid Instruments. Hybrid instruments were recently developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.

           Hybrids may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of the instrument could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

           Illiquid and Restricted Securities. A Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. Restricted securities include those which are not registered under the Securities Act of 1933, as amended (the "1933 Act") and are purchased directly from the issuer or in the secondary market (private placements).

           If the Portfolio buys restricted or illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.

           In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

           Indexed Securities. A Portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.

           Investment Grade Debt Securities. Investment grade debt securities are securities rated in one of the four highest rating categories by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's") or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

           Investments in Other Investment Companies including Passive Foreign Investment Companies. When the Portfolio invests in another investment company, it must bear the management and other fees of the investment company, in addition to its own expenses. As a result, the Portfolio may be exposed to duplicate expenses which could lower its value. Investments in passive foreign investment companies also are subject to foreign investment risk.

           Passive foreign investment companies are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, royalties, rent, and annuities.

           Non-mortgage Asset-backed Securities. Non-mortgage asset-backed securities include equipment trust certificates and interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

           The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of the Portfolio to successfully use these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly.

           Preferred Stocks. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.
           Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.

           Real Estate Investment Trusts. Real estate investment trusts ("REITs") are entities which invest in commercial and other real estate properties. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

           Repurchase Agreements. Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

           Repurchase agreements involve credit risk, i.e. the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

           Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

           Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

           Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

           U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

     U.S. Government securities are subject to interest rate risk. Credit risk is remote.

  Defensive Investments

           Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

  Portfolio Turnover

           The Portfolios' Advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios generally intend to purchase securities for long-term investment and therefore will have a relatively low turnover rate.

  Downgrades in Fixed Income Debt Securities

           Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.

           MANAGEMENT

           The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Advisers are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

  The Manager

           Met Investors Advisory Corp. (formerly known as Security First Investment Management Corp.) (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the Advisers for each of the Trust's Portfolios and monitors each Adviser's investment program. The Manager is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company.

           As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of the average daily net assets of each Portfolio. The advisory fees for each Portfolio are:

-------------------------------------------------------------- ----------------------------------------------------------
Portfolio                                                      Advisory Fee
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Met/AIM Mid Cap Equity Portfolio                               0.75%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Met/AIM Small Cap Growth Portfolio                             0.90%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
State Street Research Concentrated International Portfolio     0.85%
-------------------------------------------------------------- ----------------------------------------------------------


  Expense Limitation Agreement

           In the interest of limiting expenses of each Portfolio until October 9, 2002, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios:

  Expense Limitation Provisions

------------------------------------------------------- ---------------------------------
                                                        Total Expenses Limited to (% of
Portfolios                                                     daily net assets)
------------------------------------------------------- ---------------------------------
Met/AIM Mid Cap Equity                                               0.90%
Met/AIM Small Cap Growth                                             1.05%
State Street Research Concentrated International                     1.10%


           Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $100 million; (ii) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.

           The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

  The Advisers

           Under the terms of the agreements between each Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. Each Adviser follows the investment policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of each Adviser.

           The Trust and the Manager have filed an exemptive application requesting an order from the Securities and Exchange Commission that will permit the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the Adviser that normally is provided in a proxy statement. The exemptive order would also permit disclosure of fees paid to multiple unaffiliated Advisers of a Portfolio on an aggregate basis only. There is no assurance that the Securities and Exchange Commission will grant the Trust's and the Manager's application.

           The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.

  A I M CAPITAL MANAGEMENT, INC. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, is the Adviser to the Met/AIM Mid Cap Equity and Met/AIM Small Cap Growth Portfolios of the Trust. AIM has acted as an investment advisor since its organization in 1986. Today, AIM, together with its affiliates, advises or manages over 135 investment portfolios, including the Portfolios, encompassing a broad range of investment objectives. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC, London, England. Total net assets under the management of AIM and its affiliates was approximately $170 billion as of December 31, 2000.

  Met/AIM Mid Cap Equity Portfolio

         The Adviser uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the Portfolio are:

o Paul J. Rasplicka, Senior Portfolio Manager, has been responsible for the AIM Mid Cap Equity Fund since 1998 and has been associated with the Adviser and/or its affiliates since 1994.

           Robert A. Shelton, Senior Portfolio Manager, has been responsible for the AIM Mid Cap Equity Fund since 1998 and has been associated with the Adviser and/or its affiliates since 1995.

           Ronald S. Sloan, Senior Portfolio Manager, has been responsible for the AIM Mid Cap Equity Fund since 1998 and has been associated with the Adviser and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.



  PRIOR EXPERIENCE WITH A COMPARABLE FUND


     The Met/AIM Mid Cap Equity Portfolio and the AIM Mid Cap Equity Fund, which is advised by an affiliate of AIM with the same investment management team, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in October 2001, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of AIM, performance information regarding the AIM Mid Cap Equity Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of AIM Mid Cap Equity Fund and the Portfolio will vary.

           The table below compares the AIM Mid Cap Equity Fund's average annual compounded total returns for the 1-, 5- and 10-year periods and since inception on 6/9/87 through 12/31/00 with the Russell Midcap Index, an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 24% of the total market capitalization of the Russell 1000 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.


           Please note that the AIM Mid Cap Equity Fund has in the past participated in the initial public offering (IPO) market, and a significant portion of the Fund's returns were attributable to its investments in IPOs, which had a magnified impact due to the Fund's small asset base. As the Fund's assets grow, it is probable that the effect of the Fund's investments in IPOs on its total returns will decline, which could reduce the Fund's total returns.

-------------------------------------------------- ----------------------------------------------------------------------------
                                                                   Average Annual Total Return as of 12/31/00
-------------------------------------------------- ----------------------------------------------------------------------------
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
                                                        1 Year             5 Year             10 Year         Since Inception
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
AIM Mid Cap Equity Fund--                                 12.26%           14.12%              16.73%             14.68%
Class A shares  (with sales charge)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
AIM Mid Cap Equity Fund--                                 18.81%           15.41%              17.39%             15.15%
Class A shares (without sales charge)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Russell Midcap Index                                     8.25%             16.69%              18.28%             14.62%*
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
           *Since 5/31/87



  Met/AIM Small Cap Growth Portfolio

  The Adviser uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the Portfolio are:

o Ryan E. Crane, Portfolio Manager, has been responsible for the AIM Small Cap Growth Fund since 1999 and has been associated with the Adviser and/or its affiliates since 1994.

           Robert M. Kippes, Senior Portfolio Manager, has been responsible for the AIM Small Cap Growth Fund since 1998 and has been associated with the Adviser and/or its affiliates since 1989.

           Jay K. Rushin, Portfolio Manager, has been responsible for the AIM Small Cap Growth Fund since 2000 and has been associated with the Adviser and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst with Prudential Securities.



  PRIOR PERFORMANCE WITH A COMPARABLE FUND

           The Met/AIM Small Cap Growth Portfolio and the AIM Small Cap Growth Fund, which is advised by an affiliate of AIM with the same investment management team, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in October 2001, it does not have any operating history. In order to provide you with information regarding the investment capabilities of AIM, performance information regarding the AIM Small Cap Growth Fund is presented. Management fees paid by the AIM Small Cap Growth Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the AIM Small Cap Growth Fund, the average annual return during the periods would be approximately 0.17% lower than the numbers set forth below. This result assumes that the current management fee paid by the AIM Small Cap Growth Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of AIM Small Cap Growth Fund and the Portfolio will vary.

           The table below compares the AIM Small Cap Growth Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 10/18/95 through 12/31/00 with the Russell 2000 Index, an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/00
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year            Since Inception
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
AIM Small Cap Growth Fund -                                       -6.19%                 23.83%                23.56%
Class A shares (with sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
AIM Small Cap Growth Fund -                                       -0.74%                 25.25%                24.92%
Class A shares (without sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Russell 2000 Index                                                -3.02%                 10.31%               11.40%*
-------------------------------------------------- ---------------------- ---------------------- ---------------------
           *Since 10/31/95.



         STATE STREET RESEARCH & MANAGEMENT COMPANY ("State Street Research"), One Financial Center, Boston, Massachusetts 02111, is the Adviser to the State Street Research Concentrated International Portfolio of the Trust. State Street Research, a subsidiary of Metropolitan Life Insurance Company, traces its heritage back to 1924 and the founding of one of America's first mutual funds. The firm had approximately $53 billion in assets under management as of December 31, 2000, including more than $18 billion in mutual funds.

          o Thomas P. Moore, Jr. , a senior vice president of the Adviser, has been responsible for the portfolio management of the State Street Research Concentrated International Fund since its inception in June 2000. Mr. Moore has worked as an investment professional for 21 years and has been a senior vice president of the Adviser since 1991.

           Appendix A contains a summary of the performance information set forth in this section with respect to AIM or its affiliate's prior experience with comparable funds.

  Distribution Plans

           Each Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors Distribution Company is an affiliate of the Manager, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolios. Under the Plan, the Trust, on behalf of the Portfolios, is permitted to pay to various service providers up to 0.50% of the average daily net assets of each Portfolio as payment for services rendered in connection with the distribution of the shares of the Portfolios. Currently, payments are limited to 0.25% of average net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

  YOUR INVESTMENT

  Shareholder Information


           The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Supplement technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

           However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see
  "Voting Rights" in the prospectus for the Contracts accompanying this Supplement for more information on your voting rights.


  Dividends, Distributions and Taxes


     For information on dividends and distributions and for information on taxes, please see "Dividends, Distributions and Taxes" in the Prospectus.



  Sales and Purchases of Shares



           For information on purchases and redemptions of shares and on how assets are valued, please see "Sales and Purchases of Shares" in the Prospectus.

  FOR MORE INFORMATION

           For more information on how to obtain a copy of the SAI, Annual Reports and other Trust documents, please see the back cover of the Prospectus.

                                   APPENDIX A

           SUMMARY OF ADVISER'S PRIOR EXPERIENCE WITH COMPARABLE FUNDS


           The following chart summarizes the prior performance information of the comparable funds that was previously presented in the discussions of the Advisers beginning on page 28 of this Supplement. It reflects the historical performance of the comparable fund managed by the Adviser or its affiliate that generally has investment objectives, policies, strategies and risks substantially similar to that of the respective Portfolio(s) of the Trust for which it serves as Adviser. Because the Portfolios do not have any operating history, the data is provided to illustrate the past performance of the Adviser or its affiliate in managing substantially similar investment funds and to compare such performance to specified market indices.

           As discussed previously, the data below does not represent the past performance of any of the Portfolios or an indication of the future performance of any Portfolio or its Adviser. Consequently, potential investors should not consider this performance data as an indication of the future performance of any Portfolio of the Trust or of its Adviser. The summary performance chart below is provided for ease of reference only. Please see the "The Advisers" section of this Supplement beginning on page 28 for a more detailed discussion and explanation of the information summarized below.


           As noted above, the performance results for the comparable funds presented below should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of each Portfolio and its comparable fund will vary. For further discussion of the comparison between the fees and expenses of each Portfolio and its comparable fund see the "Prior Experience with a Comparable Fund" section relating to that Portfolio. The performance results presented below do not reflect any Contract-related expenses and would be reduced if such charges were reflected.

  Annual Rates of Return of Comparable Funds Managed by Adviser as of 12/31/00

           The comparable fund managed by the Adviser or its affiliate is shown in bold below the name of its corresponding Portfolio in the Trust. The name of the benchmark is shown in italics.



                                                          Average Annual Total Return as of 12/31/00

                                                                      of Comparable Funds

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
                                                                                              Since Inception  Inception Date
                                                 1 Year          5 Year          10 Year
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Met/AIM Mid Cap Equity Portfolio                        N/A              N/A             N/A              N/A          10/9/01
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
AIM Mid Cap Equity Fund -                            12.26%           14.12%          16.73%           14.68%           6/9/87
Class A shares (with sales charge)
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
AIM Mid Cap Equity Fund -                            18.81%           15.41%          17.39%           15.15%           6/9/87
Class A shares (without sales charge)
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Russell Midcap Index                                  8.25%           16.69%          18.28%          14.62%*
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------


--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Met/AIM Small Cap Growth Portfolio                      N/A              N/A             N/A              N/A          10/9/01
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
AIM Small Cap Growth Fund Class A shares             -6.19%           23.83%             N/A           23.56%         10/18/95
(with sales charge)
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
AIM Small Cap Growth Fund Class A shares             -0.74%           25.25%             N/A           24.92%         10/18/95
(without sales charge)
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Russell 2000 Index                                   -3.02%           10.31%             N/A         11.40%**
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
  *   Since 5/31/87
  ** Since 10/31/95